Declaration of Distributions (Details) (USD $)	0 Months Ended	3 Months Ended
	Dec. 15, 2014	Dec. 31, 2014
Declaration of Distributions (Textual) [Abstract]
Dividends per share declared	$ 0.001901096	$ 0.001901096